COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - Capital commitments [Member] - Office Space Construction and Leasehold Improvement [Member] ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Payment due within one year	¥ 67,585
Payment due thereafter	¥ 34,432